Unaudited interim condensed consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net income	SFr 15.8	SFr 122.2
Adjustments for:
Share-based compensation	25.2	22.9
Employee benefit expenses	1.8	0.9
Depreciation and amortization	60.7	48.5
Loss on disposal of assets	0.2	0.0
Interest income and expenses	(4.6)	(3.6)
Net exchange differences	159.2	(61.3)
Income taxes	0.8	36.3
Change in working capital	(144.1)	(32.2)
Trade receivables	(122.7)	(98.0)
Inventories	(17.8)	(16.8)
Trade payables	(3.5)	82.7
Change in other current assets / liabilities	10.6	57.3
Change in provisions	(4.6)	10.5
Interest received	14.5	10.9
Income taxes paid	(46.5)	(28.9)
Cash inflow from operating activities	89.1	183.5
Purchase of property, plant and equipment	(27.3)	(23.7)
Proceeds from disposal of tangible assets	0.1	0.0
Purchase of intangible assets	(2.2)	(2.3)
Cash (outflow) from investing activities	(29.4)	(26.0)
Payments of lease liabilities	(34.7)	(23.7)
Proceeds on sale of treasury shares related to share-based compensation	7.7	5.2
Interest paid	(9.9)	(7.3)
Cash (outflow) from financing activities	(37.0)	(25.8)
Change in net cash and cash equivalents	22.6	131.7
Net cash and cash equivalents at January 1	924.3	494.6
Net impact of foreign exchange rate differences	(100.3)	26.2
Net cash and cash equivalents at June 30	SFr 846.6	SFr 652.4